Changes in Liabilities Arising From Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 55,940	£ 61,548
Cash flows from financing activities	(7,983)	(4,077)
Cash flows from operating activities	(202)	(548)
- Unrealised foreign exchange	353	(1,741)
- Other changes	368	758
Ending Balance	48,476	55,940
Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	12,340	12,521
Cash flows from financing activities	(91)	(208)
- Unrealised foreign exchange	(45)	(371)
- Other changes	246	398
Ending Balance	12,450	12,340
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	50,171	55,906
Cash flows from financing activities	(6,762)	(3,839)
Cash flows from operating activities	(202)	(548)
- Unrealised foreign exchange	359	(1,647)
- Other changes	113	299
Ending Balance	43,679	50,171
Debt securities in issue | Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	8,957	9,295
Cash flows from financing activities	440	0
- Unrealised foreign exchange	(17)	(327)
- Other changes	(1)	(11)
Ending Balance	9,379	8,957
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,528	3,601
Cash flows from financing activities	(939)	0
Cash flows from operating activities	0	0
- Unrealised foreign exchange	(6)	(94)
- Other changes	(27)	21
Ending Balance	2,556	3,528
Subordinated liabilities | Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,142	1,185
Cash flows from financing activities	(281)	0
- Unrealised foreign exchange	(28)	(44)
- Other changes	(3)	1
Ending Balance	830	1,142
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,241	2,041
Cash flows from financing activities	0	196
Cash flows from operating activities	0	0
- Unrealised foreign exchange	0	0
- Other changes	0	4
Ending Balance	2,241	2,241
Other equity instruments | Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,241	2,041
Cash flows from financing activities	0	196
- Unrealised foreign exchange	0	0
- Other changes	0	4
Ending Balance	2,241	2,241
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Cash flows from financing activities	(282)	(434)
Cash flows from operating activities	0	0
- Unrealised foreign exchange	0	0
- Other changes	282	434
Ending Balance	0	0
Dividends paid | Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	0
Cash flows from financing activities	(250)	(404)
- Unrealised foreign exchange	0	0
- Other changes	250	404
Ending Balance	£ 0	£ 0